Share Capital (Schedule Of Stock Option Activity) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available for Grant, Beginning Balances	24,610,831	20,244,373
Option Available for Grant, Increase authorized amount	23,701,143	14,120,328
Option Available for Grant, Options granted	(8,484,971)	(9,585,923)
Option Available for Grant, Options exercised
Option Available for Grant, Options cancelled	9,487,303	173,596
Option Available for Grant, Options expired	201,136
Options Available for Grant, Bonus shares	(291,625)	(315,777)
Options Available for Grant, Shares issued under share purchase plan	(40,220)	(25,766)
Options Available for Grant, Ending Balances	49,183,597	24,610,831
Options Outstanding, Beginning Balances	23,449,062	16,712,070
Options Outstanding, Options granted	8,484,971	9,585,923
Options Outstanding, Options exercised	(6,069,382)	(2,675,335)
Options Outstanding, Options cancelled	(9,487,303)	(173,596)
Options Outstanding, Options expired	(201,136)
Options Outstanding, Ending Balances	16,176,212	23,449,062
Weighted Average Exercise Price, Beginning Balances	13.83	9.45
Weighted Average Exercise Price, Options granted	13.34	20.02
Weighted Average Exercise Price, Options exercised	7.15	8.81
Weighted Average Exercise Price, Options cancelled	14.66	11.95
Weighted Average Exercise Price, Options expired	14.50
Weighted Average Exercise Price, Ending Balances	15.58	13.83